Additional Information - Summary of Oil and Gas Property Acquistion Exploration And Development Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Oil And Gas Property Acquistion Exploration And Development Activities Costs Incurred [Line Items]
Acquisitions of proved property		$ 19,586	$ 205
Acquisitions of unproved property		180	7
Exploration	$ 523	580	543
Development	5,439	4,105	2,076
Total costs	5,962	24,451	2,831
Australia [member]
Oil And Gas Property Acquistion Exploration And Development Activities Costs Incurred [Line Items]
Acquisitions of proved property		8,488
Acquisitions of unproved property		0
Exploration	103	39	459
Development	3,315	2,365	1,141
Total costs	3,418	10,892	1,600
International [member]
Oil And Gas Property Acquistion Exploration And Development Activities Costs Incurred [Line Items]
Acquisitions of proved property		11,098	205
Acquisitions of unproved property		180	7
Exploration	420	541	84
Development	2,124	1,740	935
Total costs	$ 2,544	$ 13,559	$ 1,231